Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,793,750.00
Previously Paid Amount	0.00
Total Fee Amount	4,943.12
Total Offset Amount	0.00
Net Fee	$ 4,943.12
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A